Intangible Assets, Net	6 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 9 — INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	June 30, 2025	December 31, 2024
Intangible assets	$290,000	$290,000
Less: accumulated amortization	(45,625)	(27,500)
Total intangible assets, net	$244,375	$262,500

Amortization expenses were $18,125 and $9,375 for the six months ended June 30, 2025 and 2024, respectively.

Amortization of intangible assets attributable to future periods as of June 30, 2025 is as follows:

Twelve months ended June 30:
2026	$36,250
2027	36,250
2028	36,250
2029	36,250
2030	36,250
Thereafter	63,125
Total	$244,375